Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxation [Abstract]
Schedule of Tax Credit	Tax credit
	Year ended December 31	Year ended December 31	Year ended December 31
	2022 £’000	2021 £’000	2020 £’000

Current tax:
Adjustment in respect of prior years	-	190	-

Deferred tax:
Origination and reversal of timing differences	(5,997)	(3,867)	(969)
Adjustment in respect of prior years	-	191	-
Effect of tax rate change on opening balance	(1,355)	1,324	-

Tax credit	(7,352)	(2,162)	(969)

Schedule of Tax Credit on Profit and Loss	The tax credit for the year can be reconciled to the statement of profit and loss as follows:
	Year ended December 31	Year ended December 31	Year ended December 31
	2022 £’000	2021 £’000	2020 £’000

Loss before tax from continuing operations	(525,474)	(531,454)	(99,847)
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)

Current corporation tax rate of 19%	(99,840)	(98,727)	(18,971)
Impact of difference in overseas tax rates	(17)	-	-
Expenses not deductible for tax purposes	977	55,356	1,238
Adjustment in respect of previous periods	-	381	-
Impact of rate change	(1,355)	1,402	-
Deferred tax asset not recognized	35,867	64,336	17,733
Impact of share scheme	9,089	-	-
Impairment of goodwill	47,927	-	-
Utilization of deferred tax previously unrecognized	-	(23,862)	-
Difference between corporation tax and deferred tax rate	-	(423)	-
Benefit of tax incentives	-	(625)	-
Research and development claim – prior year	-	-	(969)

Tax credit	(7,352)	(2,162)	(969)

Schedule of Deferred Tax	Deferred tax
	At December 31	At December 31
	2022 £’000	2021 £’000

Deferred tax assets
Share-based payments	622	10,822
Losses	506	2,081
Short-term timing differences	-	119
Other temporary differences	-	67
Total deferred tax assets recognized	1,128	13,089

Deferred tax liabilities
Fixed asset temporary differences	-	(5,280)
Intangible asset differences	-	(6,632)
Other temporary differences	(1,128)	(1,263)
Total deferred tax liabilities	(1,128)	(13,175)

Deferred tax liabilities, net	-	(86)

Schedule of Deferred Tax Liabilities	Reconciliation of deferred tax liabilities, net
£’000

At December 31, 2020	-

Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	7,425
At December 31, 2021	(86)

Income tax recognized in the income statement	9,989
Prior year adjustments	23
Business combinations	(2,501)
Equity	(7,425)
At December 31, 2022	-

Schedule of Income Tax Expense in the Interim Condensed Consolidated Statement of Profit or Loss	The major components of income tax credit in the interim condensed consolidated statement of profit or loss are:
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Current income tax expense	—	—
Deferred income tax credit relating to origination and reversal of temporary differences	—	6,319
Income tax credit recognized in statement of profit or loss	—	6,319